UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2016 through January 31, 2016

Commission File Number of issuing entity: 000-20787-07

Central Index Key Number of issuing entity: 0001003509

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number	Commission File Number	Commission File Number
of depositor:	of depositor:	of depositor:
000-21424-04	333-113579-02	333-113579-01

Central Index Key Number	Central Index Key Number	Central Index Key Number
of depositor:	of depositor:	of depositor:
0000949349	0001283434	0001283435

American Express	American Express	American Express
Receivables Financing	Receivables Financing	Receivables Financing
Corporation II	Corporation III LLC	Corporation IV LLC
(Exact name of depositor	(Exact name of depositor	(Exact name of depositor
as specified in its charter)	as specified in its charter)	as specified in its charter)

13-3854638	20-0942395	20-0942445
(I.R.S. Employer	(I.R.S. Employer	(I.R.S. Employer
Identification Number	Identification Number	Identification Number
of depositor)	of depositor)	of depositor)

Central Index Key Number	Central Index Key Number
of sponsor:	of sponsor:
0000949348	0001647722

American Express	American Express
Centurion Bank	Bank, FSB
(Exact name of sponsor as	(Exact name of sponsor as
specified in its charter)	specified in its charter)

Jay Banerjee

(212) 640-0892

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware	Not Applicable
(State or other jurisdiction of	(I.R.S. Employer
incorporation or organization of	Identification Number of
the issuing entity)	the issuing entity)

c/o The Bank of New York Mellon
101 Barclay Street, New York	10286
(Address of the principal executive	(Zip Code)
offices of the issuing entity)

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Previously reported information omitted from this report:

Form on which Previously Reported Information was Filed	Commission File Number	Central Index Key Number	Date of the Previously Reported Information
N/A	N/A	N/A	N/A

PART I - DISTRIUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

Item 7.	Change in Sponsor Interest in the Securities.

There have been no material changes in American Express Centurion Bank’s, American Express Bank, FSB’s, American Express Receivables Financing Corporation III LLC’s and American Express Receivables Financing Corporation IV LLC’s interests in the securities resulting from the purchase, sale or other acquisition or disposition of the securities by such entities during the reporting period. As of the last day of the reporting period, approximately 62.17% of the Transferors’ Interest is allocated to RFC III, and approximately 37.83% of the Transferors’ Interest is allocated to RFC IV.

PART II - OTHER INFORMATION

Item 10.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending January 31, 2016 and the February 16, 2016 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 16, 2016

American Express Receivables Financing
Corporation II,
Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	President

American Express Receivables Financing
Corporation III LLC,
Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President

American Express Receivables Financing
Corporation IV LLC,
Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President